DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SCHEDULE OF CONCENTRATION OF CREDIT RISK (Details) - Customer Concentration Risk - Revenue Benchmark	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Citadel Securities, LLC
Concentration Risk [Line Items]
Concentration risk, percentage	14.00%	36.00%	21.00%	34.00%	34.00%	29.00%
Tai Mo Shan Limited
Concentration Risk [Line Items]
Concentration risk, percentage	29.00%	1.00%	20.00%	2.00%
Entities affiliated with Susquehanna International Group, LLP
Concentration Risk [Line Items]
Concentration risk, percentage	9.00%	21.00%	11.00%	20.00%	18.00%	13.00%
Entity affiliated with Jane Street Group
Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	1.00%	9.00%	1.00%
Entities affiliated with Wolverine Holdings, L.P.
Concentration Risk [Line Items]
Concentration risk, percentage	8.00%	8.00%	8.00%	10.00%	10.00%	12.00%
All others individually less than 10%
Concentration Risk [Line Items]
Concentration risk, percentage	7.00%	10.00%	11.00%	9.00%	13.00%	8.00%
Total as percentage of total revenue
Concentration Risk [Line Items]
Concentration risk, percentage	79.00%	77.00%	80.00%	76.00%	75.00%	62.00%